INTANGIBLE ASSETS (Schedule of Patents) (Details) - USD ($)	Sep. 30, 2018	Jun. 11, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Patents	$ 1,158,723	$ 315,000	$ 787,403	$ 754,259
Less: Accumulated amortization	226,584		181,628	86,287
Intangible assets - net	$ 932,139		$ 605,775	$ 667,972